RELATED PARTY TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	$ 463	¥ 3,024	¥ 2,318
Amounts due to related parties	$ 390	2,543	1,971
Shandong Shichuang Software Engineering Company Limited | Senior employee
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due to related parties		2,417	1,845
Jinan QCY Intelligent Technology Co., Ltd | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		774
Beijing QC Technology Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		1,961	2,028
Amounts due to related parties		126	126
URSUS Information Technology (Beijing) Company Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		201	202
Beijing HJRT Technology Company, Limited | Management
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties		¥ 88	¥ 88